ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of components of accrued expenses and other payables

	As of December 31,
	2020	2021
	RMB	RMB	US$
Payables for purchase of property, equipment and software	1,148,742	1,464,086	229,747
Payroll and welfare payables	204,732	288,613	45,290
Share consideration due to the original shareholders for business combination (Note 4)	—	214,577	33,672
Accrued service fees	47,572	62,498	9,807
Liability classified share-based payments (Note 4)	—	55,156	8,655
Payables for office supplies and utilities	38,485	54,056	8,483
Payables for acquisitions	47,805	47,805	7,502
Value-added tax and other taxes payable	10,473	25,092	3,938
Amounts due to the original shareholders for acquired entities*	66,466	21,560	3,383
Interest payables	37,799	3,595	564
Others	29,489	61,051	9,579
	1,631,563	2,298,089	360,620

* This represented the balance of unpaid cash consideration and the payables in other current liabilities due to original shareholders related to the acquisition of SH Shuzhong (Note 4) and Zhongke Zijing (Note 4).